Shareholders' equity - stock options granted to employees, officers, and directors (Details) Options in Thousands								12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Mar. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares	Feb. 09, 2021 USD ($) $ / shares	Jul. 30, 2020 $ / shares	Jun. 30, 2022 Options	Jun. 30, 2021 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	249,500,000	55,000,000	222,854,000	222,854,000	288,285,000	814,286,000		590,211	1,102,571
Price per share							$ 16.10
Strike price	$ 8.47	$ 14.23		$ 18.62	$ 17.34	$ 26.97
Vesting period		4 years	4 years	4 years		4 years
Options to officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | $			62,857	62,857
Options to officer | Options shall vest share price at or above CAD $33.25 on or before June 30, 2023.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | $			20,952	20,952
Price per share			$ 33.25
Options to officer | Options shall vest share price at or above CAD $39.90 on or before June 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | $			20,952	20,952
Price per share			$ 39.90
Options to officer | Options shall vest share price at or above CAD $47.88 on or before June 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | $			20,953	20,953
Price per share			$ 47.88